Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases
Schedule of maturity profile of the Group's lease liabilities

2020
€m
Within one year	3,172
In more than one year but less than two years	1,998
In more than two years but less than three years	1,523
In more than three years but less than four years	1,328
In more than four years but less than five years	1,127
In more than five years	4,443
13,591
Effect of discounting	(1,528)
Lease liability (note 21 "Borrowings")	12,063

Schedule of the Group's income as a lessor

2020
€m
Operating leases
Lease revenue (note 2 "Revenue disaggregation and segmental analysis")	502
Income from leases not recognised as revenue	203

Schedule of committed amounts to be received from the Group's operating leases

Maturity
	Within one	In one to two	In two to	In three to four	In four to five	In more than
	year	years	three years	years	years	five years	Total
	€m	€m	€m	€m	€m	€m	€m
Committed operating lease income due to the Group as a lessor	442	211	114	53	44	223	1,087